RELATED PARTY TRANSACTIONS (Details)	6 Months Ended
Mar. 31, 2017 USD ($) shares
Related Party Transaction [Line Items]
Principal Investment in Convertible Notes	$ 5,300,000
Interest Earned At conversion	$ 267,600
Shares Issued on conversion | shares	1,073,531
RSJ (Michal Votruba) [Member]
Related Party Transaction [Line Items]
Principal Investment in Convertible Notes	$ 2,100,000	[1]
Interest Earned At conversion	$ 122,200	[1]
Shares Issued on conversion | shares	444,454	[1]
John Pappajohn [Member]
Related Party Transaction [Line Items]
Principal Investment in Convertible Notes	$ 1,600,000	[2]
Interest Earned At conversion	$ 52,500	[2]
Shares Issued on conversion | shares	290,498	[2]
Thomas Tierney (Tierney Family Trust) [Member]
Related Party Transaction [Line Items]
Principal Investment in Convertible Notes	$ 640,000	[3]
Interest Earned At conversion	$ 46,600	[3]
Shares Issued on conversion | shares	137,328	[3]
Robert Follman (Follman Family Trust) [Member]
Related Party Transaction [Line Items]
Principal Investment in Convertible Notes	$ 550,000	[4]
Interest Earned At conversion	$ 20,400	[4]
Shares Issued on conversion | shares	114,074	[4]
Robin L. Smith [Member]
Related Party Transaction [Line Items]
Principal Investment in Convertible Notes	$ 100,000	[5]
Interest Earned At conversion	$ 3,900	[5]
Shares Issued on conversion | shares	20,776	[5]
Geoffrey E. Harris [Member]
Related Party Transaction [Line Items]
Principal Investment in Convertible Notes	$ 10,000	[6]
Interest Earned At conversion	$ 300	[6]
Shares Issued on conversion | shares	2,058	[6]
Mr. George Carpenter [Member]
Related Party Transaction [Line Items]
Principal Investment in Convertible Notes	$ 100,000	[7]
Interest Earned At conversion	$ 1,300	[7]
Shares Issued on conversion | shares	20,254	[7]
Oman Ventures [Member]
Related Party Transaction [Line Items]
Principal Investment in Convertible Notes	$ 200,000	[8]
Interest Earned At conversion	$ 20,400	[8]
Shares Issued on conversion | shares	44,089	[8]

[1]	RSJ PE is a greater than 10% shareholder. Michal Votruba, a Director for Life Sciences for the RSJ/Gradus Fund, joined our Board on July 30, 2015.
[2]	John Pappajohn is a member of the Board. He purchased $1,600,000 of Notes of which $200,000 were assigned to four accredited investors on September 6, 2015. Approximately $10,400 of the total interest was attributable to such transferred Notes, resulting in an aggregate of 42,084 shares being issued upon the conversion of such transferred Notes.
[3]	Thomas Tierney is a trustee of the Tierney Family Trust. Mr. Tierney originally joined the Board on February 25, 2013 and served as Chairman of the Board from March 26, 2013 through his resignation on May 22, 2015. On September 29, 2016 Mr. Tierney rejoined the Board. The Tierney Family Trust is a greater than 5% shareholder of the Company.
[4]	Robert Follman is a trustee of the Follman Family Trust and is a member of the Board.
[5]	Dr. Robin Smith is the Chairman of the Board.
[6]	Geoffrey Harris is a member of the Board and Chairman of the Audit Committee.
[7]	George Carpenter is the CEO of the Company.
[8]	Mark & Jill Oman are the beneficial owners of Oman Ventures and were greater than 5% shareholders of the Company.